SHARE CAPITAL - Schedule of Stock Option Awards (Details) $ / shares in Units, $ in Millions	6 Months Ended
Oct. 31, 2023 CAD ($) Share Year $ / shares
May 15, 2022 [Member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 15, 2022
Stock options granted | Share	80,000
Exercisable price/option	$ 5.79
Awarded to	Employees
Share price on grant date	$ 5.79
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	2.73%
Expected life | Year	5
Fair value | $	$ 0.3
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-third 6 months after grant date; one-third 12 months after grant date; and one-third 18 months after grant date.
February 19, 2023 [Member] | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 19, 2023
Stock options granted | Share	29,060
Exercisable price/option	$ 4.1
Awarded to	Directors
Share price on grant date	$ 4.1
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	3.57%
Expected life | Year	4
Fair value | $	$ 0.1
Description of vesting requirements for share-based payment arrangement	Vesting conditions are as follows: one-quarter 3 months after grant date; one-quarter 6 months after grant date; one-quarter 9 months after grant date; and one-quarter 12 months after grant date.
February 19, 2023 [Member] | Officers And Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 19, 2023
Stock options granted | Share	609,452
Exercisable price/option	$ 4.1
Awarded to	Officers and employees
Share price on grant date	$ 4.1
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	3.57%
Expected life | Year	5
Fair value | $	$ 2.2